DEFERRED REVENUE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
DEFERRED REVENUE
Advance bookings for lodges	$ 293,716	$ 379,305		$ 399,291
Educational revenue paid in advance	1,630,723	1,026,700		2,724,427
Other prepaid income	638,473	140,707		107,713
Total	$ 2,561,912	$ 1,546,712	[1]	$ 3,231,431	[1]

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination